Asset Acquisitions (Details 3) - CAD ($)	Jan. 31, 2021	May 07, 2020	Jan. 31, 2020
Consideration paid:
Cash paid	$ 430,420	$ 240
Cash to be paid	778,662
Assets acquisition Common shares issued	6,650,000
Transaction costs	154,951
Total purchase price	8,014,033
Net assets acquired:
Cash	154,722		$ 2,681,704
Equipment	5,213
Ready-to-infuse cannabis ("RTIC") patents	8,008,411
Accounts payable and accrued liabilities	4,503,217		$ 890,138
Net value of business purchased	$ 8,014,033